BLACKROCK ADVANTAGE GLOBAL FUND, INC.

(the “Fund”)

Supplement dated June 1, 2023, to the Summary Prospectuses, Prospectuses and the Statement of Additional Information (the “SAI”) of the Fund, each dated October 28, 2022, as supplemented to date

On May 23, 2023, the Board of Directors (the “Board”) of BlackRock Advantage Global Fund, Inc. approved a reduction in the existing contractual advisory fee breakpoints for the Fund’s Investor A, Investor C, Institutional, Class R and Class K Shares.

Accordingly, effective on or about June 1, 2023, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Investor, Institutional and Class R Shares Summary Prospectus and the Investor, Institutional and Class R Shares Prospectus entitled “Key Facts About BlackRock Advantage Global Fund, Inc. — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Advantage Global Fund, Inc. — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock or its affiliates. More information about these and other discounts is available from your Financial Intermediary and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 28 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-89 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3,4]	0.66%	0.66%	0.66%	0.66%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.30%	0.34%	0.25%	0.47%
Total Annual Fund Operating Expenses	1.21%	2.00%	0.91%	1.63%
Fee Waivers and/or Expense Reimbursements[4,5]	(0.25)%	(0.29)%	(0.20)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4,5]	0.96%	1.71%	0.71%	1.21%

[1]

A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]	The Management Fee has been restated to reflect current fees.

[4]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2025. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[5]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.96% (for Investor A Shares), 1.71% (for Investor C Shares), 0.71% (for Institutional Shares) and 1.21% (for Class R Shares) of average daily net assets through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$618	$841	$1,108	$1,871
Investor C Shares	$274	$570	$1,023	$2,074
Institutional Shares	$73	$249	$464	$1,082
Class R Shares	$123	$430	$805	$1,860

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$174	$570	$1,023	$2,074

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

The fourth paragraph of the section of the Investor, Institutional and Class R Shares Prospectus entitled “Management of the Fund — BlackRock” is deleted in its entirety and replaced with the following:

The annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.66%
In excess of $1 billion but not more than $3 billion	0.62%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.56%

Prior to June 1, 2023, the annual management fees payable to BlackRock (as a percentage of average daily net assets) were calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.85%
In excess of $1 billion but not more than $3 billion	0.80%
In excess of $3 billion but not more than $5 billion	0.77%
In excess of $5 billion but not more than $10 billion	0.74%
In excess of $10 billion	0.72%

The section of the Class K Shares Summary Prospectus and the Class K Shares Prospectus entitled “Key Facts About BlackRock Advantage Global Fund, Inc. — Fees and Expenses of the Fund” or “Fund Overview — Key Facts About BlackRock Advantage Global Fund, Inc. — Fees and Expenses of the Fund,” as applicable, is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell Class K Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock Advisors, LLC (“BlackRock”) and its affiliates) (each, a “Financial Intermediary”), which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class K Shares
Management Fee[1,2]	0.66%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.81%
Fee Waivers and/or Expense Reimbursements[2,3]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2,3]	0.66%

[1]	The Management Fee has been restated to reflect current fees.

[2]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2025. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

[3]

As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 29, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.66% (for Class K Shares) of average daily net assets through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class K Shares	$67	$228	$419	$973

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 136% of the average value of its portfolio.

The fourth paragraph of the section of the Class K Shares Prospectus entitled “Management of the Fund — BlackRock” is deleted in its entirety and replaced with the following:

The annual management fees payable to BlackRock (as a percentage of average daily net assets) are calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.66%
In excess of $1 billion but not more than $3 billion	0.62%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.56%

Prior to June 1, 2023, the annual management fees payable to BlackRock (as a percentage of average daily net assets) were calculated as follows:

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.85%
In excess of $1 billion but not more than $3 billion	0.80%
In excess of $3 billion but not more than $5 billion	0.77%
In excess of $5 billion but not more than $10 billion	0.74%
In excess of $10 billion	0.72%

The first paragraph in the section of the SAI entitled “IV. Management, Advisory and Other Service Arrangements” is deleted in its entirety and replaced with the following:

The Fund has entered into an investment advisory agreement with the Manager (the “Management Agreement”), pursuant to which the Manager receives as compensation for its services to the Fund, a fee with respect to the Fund at the end of each month at the rates described below.

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.66%
In excess of $1 billion but not more than $3 billion	0.62%
In excess of $3 billion but not more than $5 billion	0.59%
In excess of $5 billion but not more than $10 billion	0.57%
In excess of $10 billion	0.56%

Prior to June 1, 2023, the Manager received as compensation for its services to the Fund, a fee with respect to the Fund at the end of each month at the rates described below.

Average Daily Net Assets	Rate of Management Fee
Not exceeding $1 billion	0.85%
In excess of $1 billion but not more than $3 billion	0.80%
In excess of $3 billion but not more than $5 billion	0.77%
In excess of $5 billion but not more than $10 billion	0.74%
In excess of $10 billion	0.72%

* * *

Shareholders should retain this Supplement for future reference.

PR2SAI-AGF-0623SUP

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